UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2014 – February 28, 2015

Item 1.  Schedule of Investments.

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) FEBRUARY 28, 2015

Shares	Security Description	Value

Common Stock - 54.5%
Basic Materials - 6.2%
861	Air Products & Chemicals, Inc.	$134,437
222	CF Industries Holdings, Inc.	67,983
1,737	E.I. du Pont de Nemours & Co.	135,226
1,188	Ecolab, Inc.	137,262
1,162	International Paper Co.	65,548
1,490	LyondellBasell Industries NV, Class A	128,006
1,060	Monsanto Co.	127,656
563	PPG Industries, Inc.	132,519
1,046	Praxair, Inc.	133,783
2,688	The Dow Chemical Co.	132,357
1,270	The Mosaic Co.	67,640
232	The Sherwin-Williams Co.	66,166
		1,328,583
Commercial Services - 1.8%
4,967	Omnicom Group, Inc.	395,075

Communications - 4.1%
11,845	Comtech Telecommunications Corp.	423,340
8,589	InterDigital, Inc.	454,101
		877,441
Consumer Discretionary - 8.1%
4,968	Bed Bath & Beyond, Inc. (a)	370,911
27,029	Francesca's Holdings Corp. (a)	405,164
7,156	The Buckle, Inc.	359,947
34,833	TiVo, Inc. (a)	389,433
17,910	Weight Watchers International, Inc. (a)	202,920
		1,728,375
Financials - 7.0%
6,070	Bank of America Corp.	95,967
648	Capital One Financial Corp.	51,004
2,013	Citigroup, Inc.	105,521
4,287	CME Group, Inc.	411,252
4,753	Huntington Bancshares, Inc.	51,998
1,709	JPMorgan Chase & Co.	104,728
414	M&T Bank Corp.	50,094
35,407	MoneyGram International, Inc. (a)	300,782
1,961	SunTrust Banks, Inc.	80,401
556	The PNC Financial Services Group, Inc.	51,130
2,245	U.S. Bancorp	100,149
1,833	Wells Fargo & Co.	100,430
		1,503,456
Health Care - 1.8%
10,295	Premier, Inc., Class A (a)	377,415

Shares	Security Description	Value

Industrials - 5.3%
4,943	CH Robinson Worldwide, Inc.	$367,265
8,236	Expeditors International of Washington, Inc.	397,799
3,686	Honeywell International, Inc.	378,847
		1,143,911
Leisure Services - 2.1%
16,469	Interval Leisure Group, Inc.	444,663

Technology - 18.1%
4,289	Accenture PLC, Class A	386,139
27,000	Blucora, Inc. (a)	400,140
7,483	Broadridge Financial Solutions, Inc.	398,320
11,848	CA, Inc.	385,297
9,097	CGI Group, Inc., Class A (a)	380,345
21,206	Ebix, Inc.	557,294
4,914	IAC/InterActiveCorp.	331,302
29,850	Liquidity Services, Inc. (a)	294,918
14,327	NeuStar, Inc., Class A (a)	379,952
14,328	Symantec Corp.	360,492
		3,874,199

Total Common Stock (Cost $11,034,167)	11,673,118

Investment Companies - 33.5%
20,761	First Trust Dow Jones Internet Index Fund (a)	1,372,510
22,826	First Trust Health Care AlphaDEX Fund (a)	1,472,734
13,683	iShares North American Tech-Software ETF	1,345,039
11,670	iShares U.S. Aerospace & Defense ETF	1,439,611
3,322	SPDR S&P Insurance ETF	221,378
13,432	SPDR S&P Retail ETF	1,325,738

Total Investment Companies (Cost $6,442,323)	7,177,010

Money Market Fund- 1.2%
249,013	Fidelity Institutional Cash Money Market Fund, 0.07% (b) (Cost $249,013)	249,013

Total Investments - 89.2% (Cost $17,725,503)*	$19,099,141
Other Assets & Liabilities, Net – 10.8%	2,321,037
Net Assets – 100.0%	$21,420,178

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 28, 2015 (Unaudited)

ETF	Exchange Traded Fund
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of February 28, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,828,798
Gross Unrealized Depreciation	(455,160)
Net Unrealized Appreciation	$1,373,638

At February 28, 2015, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)

7	3-month Euro EURIBOR Future	06/13/16	$2,173,490	$2,397
7	90-day EUR Future	06/13/16	1,729,162	(337)
1	AUD/JPY Exchange Rate Future	03/18/15	155,051	2,245
1	Australian 10-year Bond Future	03/17/15	103,939	5,147
3	Australian 3-year Bond Future	03/17/15	275,753	3,631
7	Bank Accept Future	12/14/15	1,455,539	7,620
1	CAC 40 10 EURO Future	03/27/15	54,244	2,186
2	CAD Currency Future	03/18/15	159,856	(96)
1	Dollar Index Future	03/18/15	93,358	1,963
1	EURO STOXX Future	03/20/15	37,769	3,749
7	EURO-BOBL Future	06/10/15	1,013,334	-
6	EURO-BUND Future	06/10/15	1,056,371	-
7	EURO-SCHATZ Future	06/10/15	871,081	-
1	FTSE 100 Index Future	03/24/15	103,315	2,286
1	GBP/JPY Currency Future	03/18/15	190,357	3,079
2	LME Lead Future	03/22/15	93,934	(7,909)
1	LME Zinc Future	03/18/15	53,109	(1,815)
1	Mexican Peso Future	03/18/15	33,453	83
7	New Zealand 3-month Bill Future	09/17/15	5,438,092	2,884
1	NIKKEI 225 Future	03/13/15	74,634	4,679
1	S&P 500 Index E-mini Future	03/20/15	102,140	2,998
5	U.S. 10-year Note Future	06/30/15	640,556	(1,572)
7	U.S. 2-year Note Future	07/06/15	1,529,609	438
6	U.S. 5-year Note Future	07/06/15	716,170	(482)
2	USD/ZAR Currency Future	03/18/15	201,233	(207)
(4)	90-day Sterling Future	06/15/16	(762,191)	110
(1)	AUD/NZD Exchange Rate Future	03/18/15	(155,140)	1,576
(1)	EUR/GBP Future	03/18/15	(142,416)	1,588
(2)	LME Lead Future	03/22/15	(92,158)	6,133
(1)	LME Zinc Future	03/18/15	(52,716)	1,422
$17,150,928	$43,796

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 28, 2015 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of February 28, 2015.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Basic Materials	$1,328,583	$-	$-	$1,328,583
Commercial Services	395,075	-	-	395,075
Communications	877,441	-	-	877,441
Consumer Discretionary	1,728,375	-	-	1,728,375
Financials	1,503,456	-	-	1,503,456
Health Care	377,415	-	-	377,415
Industrials	1,143,911	-	-	1,143,911
Leisure Services	444,663	-	-	444,663
Technology	3,874,199	-	-	3,874,199
Investment Companies	7,177,010	-	-	7,177,010
Money Market Fund	-	249,013	-	249,013
Total Investments At Value	$18,850,128	$249,013	$-	$19,099,141

Other Financial Instruments**
Futures	56,214	-	-	56,214
Total Assets	$18,906,342	$-	$-	$19,155,355

Liabilities
Other Financial Instruments**
Futures	(12,418)	-	-	(12,418)
Total Liabilities	$(12,418)	$-	$-	$(12,418)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended February 28, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BAYWOOD SKBA VALUEPLUS FUND SCHEDULE OF INVESTMENTS (Unaudited) FEBRUARY 28, 2015

Shares	Security Description	Value

Common Stock - 97.5%
Basic Materials - 6.4%
3,300	E.I. du Pont de Nemours & Co.	$256,905
6,000	Goldcorp, Inc.	131,880
2,100	LyondellBasell Industries NV, Class A	180,411
6,700	Weyerhaeuser Co. REIT	235,237
		804,433
Capital Goods / Industrials - 11.7%
1,100	Caterpillar, Inc.	91,190
5,400	Eaton Corp. PLC	383,454
1,100	Raytheon Co.	119,647
6,200	Republic Services, Inc.	253,704
3,200	Stanley Black & Decker, Inc.	314,688
1,200	The Boeing Co.	181,020
1,200	United Parcel Service, Inc., Class B	122,076
		1,465,779
Consumer Cyclicals - 3.7%
16,900	Ford Motor Co.	276,146
2,400	Target Corp.	184,392
		460,538
Consumer Staples - 9.1%
2,400	Molson Coors Brewing Co., Class B	182,136
3,100	PepsiCo, Inc.	306,838
4,200	The Procter & Gamble Co.	357,546
3,500	Wal-Mart Stores, Inc.	293,755
		1,140,275
Energy - 10.1%
6,300	BP PLC, ADR	261,072
1,100	Chevron Corp.	117,348
1,400	Exxon Mobil Corp.	123,956
2,800	National Oilwell Varco, Inc.	152,180
2,300	Occidental Petroleum Corp.	179,124
2,900	Phillips 66	227,534
5,800	Spectra Energy Corp.	205,842
		1,267,056
Financials - 22.1%
8,300	BB&T Corp.	315,815
1,300	CME Group, Inc.	124,709
6,800	FNF Group	249,696
6,000	Invesco, Ltd.	241,620
2,000	JPMorgan Chase & Co.	122,560
2,600	M&T Bank Corp.	314,600
6,800	MetLife, Inc.	345,644
5,900	Symetra Financial Corp.	133,222
2,400	The Chubb Corp.	241,080
8,200	U.S. Bancorp	365,802
5,500	Wells Fargo & Co.	301,345
		2,756,093
Health Care - 13.6%
4,200	AbbVie, Inc.	254,100
4,200	Baxter International, Inc.	290,430
1,800	Becton Dickinson and Co.	264,096
1,800	Cardinal Health, Inc.	158,382
5,300	Eli Lilly & Co.	371,901
3,500	Johnson & Johnson	358,785
		1,697,694
Technology - 15.4%
700	Automatic Data Processing, Inc.	62,188
11,100	Cisco Systems, Inc.	327,561
2,500	Harris Corp.	194,200
1,500	International Business Machines Corp.	242,910
7,700	Microsoft Corp.	337,645
2,300	QUALCOMM, Inc.	166,773
15,800	STMicroelectronics NV, ADR	140,462

Shares	Security Description	Value

6,200	TE Connectivity, Ltd.	$447,206
		1,918,945
Telecommunications - 3.3%
8,400	Verizon Communications, Inc.	415,380
Utilities - 2.1%
7,900	Exelon Corp.	267,968
Total Common Stock (Cost $10,063,603)	12,194,161

Money Market Funds - 2.8%
343,855	Federated Government Obligations Fund, 0.01% (a) (Cost $343,855)	343,855

Total Investments- 100.3% (Cost $10,407,458)*	$12,538,016
Other Assets & Liabilities, Net – (0.3)%	(36,418)
Net Assets – 100.0%	$12,501,598

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate security. Rate presented is as of February 28, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,321,969
Gross Unrealized Depreciation	(191,411)
Net Unrealized Appreciation	$2,130,558

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$12,194,161
Level 2 - Other Significant Observable Inputs	343,855
Level 3 - Significant Unobservable Inputs	-
Total	$12,538,016

The Level 1 value displayed in this table is Common Stock. The Level 2 valued displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended February 28, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:           /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:           March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:   March 31, 2015

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:           March 31, 2015